Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Schedule of future minimum lease payments	Future minimum lease payments are as follows:
Three months ending December 31, 2022	$228
Fiscal year:
2023	987
2024	937
2025	852
2026	183
$3,187